SCHEDULE OF INCOME TAX BENEFIT (Details) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Income Tax Disclosure [Abstract]
Current	$ 422,230	$ 186,923
Deferred
Current
Deferred
Income tax provision / (benefit)	$ 422,230	$ 186,923